Risk and Capital Management - Summary of Off Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	R$ 82,910	R$ 68,933
Commitments to be released	391,015	320,905
Letters of credit to be released	45,773	41,477
Contractual commitments-Fixed assets and Intangible	3	36
Total	519,701	431,351
0-30 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	3,742	2,859
Commitments to be released	151,235	128,792
Letters of credit to be released	45,773	41,477
Contractual commitments-Fixed assets and Intangible	0
Total	200,750	173,128
31 - 365 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	28,530	24,491
Commitments to be released	35,605	27,144
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	3	36
Total	64,138	51,671
366 - 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	11,046	6,428
Commitments to be released	18,541	11,776
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0	0
Total	29,587	18,204
Over 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	39,592	35,155
Commitments to be released	185,634	153,193
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0
Total	R$ 225,226	R$ 188,348